Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Fixed Assets [Text Block]

(dollars in millions)	Estimated Useful Lives	2015	2014
Land		$384	$392
Buildings and improvements	12-40 years	5,030	5,098
Machinery, tools and equipment	3-20 years	11,717	11,398
Other, including assets under construction		1,363	1,181
		18,494	18,069
Accumulated depreciation		(9,762)	(9,477)
		$8,732	$8,592